Commitments and Contingent Liabilities - Summary of Minimum Annual Rental Commitments for Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
2017	$ 754
2018	2,849	$ 2,105
2019	2,506	1,875
2020	2,006	1,480
2021	1,759	1,212
Thereafter	3,025	2,791
Total	$ 12,899	$ 12,229